Supplemental Cash Flow Information	9 Months Ended	12 Months Ended
	Nov. 26, 2022	Feb. 26, 2022
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
16)	SUPPLEMENTAL CASH FLOW INFORMATION
The Company paid income taxes of $4.3 million and $4.0 million in the first nine months of fiscal 2022 and 2021, respectively. In addition, the Company made interest payments of approximately $40.1 million and $34.5 million in the first nine months of fiscal 2022 and 2021, respectively.
In the first nine months of fiscal 2022, the Company acquired property, plant and equipment of approximately $25.9 million under finance lease arrangements.
The Company recorded an accrual for capital expenditures of $39.1 million as of November 27, 2021. There was no accrual for capital expenditures as of November 26, 2022.
The Company’s accrual for dividends payable was $0.3 million and $0.9 million as of November 26, 2022 and November 27, 2021, respectively.

13.	SUPPLEMENTAL CASH FLOW INFORMATION
The Company paid income taxes of $5.2 million, $4.8 million, and $44.8 million in Fiscal 2021, 2020, and 2019, respectively. In addition, the Company had interest payments of approximately $66.0 million, $75.5 million, and $81.2 million in Fiscal 2021, 2020, and 2019, respectively.
In Fiscal 2021, the Company acquired property, plant and equipment of approximately $39.0 million under finance lease arrangements.
The Company recorded an accrual for capital expenditures of $63.4 million, $44.6 million, and $36.9 million as of February 26, 2022, February 27, 2021, and February 29, 2020, respectively.
In addition, the Company recorded an accrual for dividends payable of $0.9 million, $2.1 million, $26.4 million as of February 26, 2022, February 27, 2021, and February 29, 2020, respectively.